Document and Entity Information	12 Months Ended
Feb. 25, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 10, 2012
Registrant Name	NORTHERN FUNDS
Central Index Key	0000916620
Amendment Flag	false
Document Creation Date	Dec. 10, 2012
Document Effective Date	Feb. 25, 2013
Prospectus Date	Feb. 25, 2013